Long-Term Debt, net (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	$ 37,307	$ 38,487
Loan Balance - Current portion	(2,985)	(1,487)
Loan Balance - Long-Term portion	34,322	37,000
Unamortized Debt Discount	(601)	(741)
Unamortized Debt Discount - Current portion	306	292
Unamortized Debt Discount - Long-Term portion	(295)	(449)
Total Borrowings	36,706	37,746
Total Borrowings - Current portion	(2,679)	(1,195)
Total Borrowings - Long-Term portion	34,027	$ 36,551
Devocean Maritime LTD., Domina Maritime LTD., Dulac Maritime S.A., Artful Shipholding S.A. & Longevity Maritime Limited
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	37,000
Unamortized Debt Discount	(601)
Total Borrowings	36,399
Globus Maritime Ltd. | Firment Shipping Inc.
Disclosure of detailed information about borrowings [Line Items]
Loan Balance	307
Unamortized Debt Discount	0
Total Borrowings	$ 307